FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures Tables [Abstract]
Fair Value Disclosures Tables [Text Block]

	Year ended December 31, 2015
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
Financial Assets:	(EUR in millions)
Interest bearing deposits with banks	2,387	2,384	1,852	532	-
Held to maturity securities	9,292	9,596	70	9,509	17
Loans at amortized cost, net of allowance	40,921	39,378	-	-	39,378
Financial Liabilities:
Deposits at amortized cost	64,886	64,864	25,655	39,209	-
Long-term debt at amortized cost	749	749	-	749	-

	Year ended December 31, 2016
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
	(EUR in millions)
Financial Assets:
Interest bearing deposits with banks	2,202	2,197	1,628	569	-
Loans at amortized cost, net of allowance	39,399	38,533	-	-	38,533
Financial Liabilities:
Deposits at amortized cost	52,924	52,980	26,757	26,223	-
Long-term debt at amortized cost	985	987	-	987	-

	Fair value measurement using
	Level 1	Level 2	Level 3	Total assets/
				liabilities
				at fair
At December 31, 2015 Restated (3)				value
	(EUR in millions)
Assets
Trading assets	156	1,996	13	2,165
Debt securities issued by other governments and public sector entities	119	32	-	151
Greek treasury bills	-	1,858	-	1,858
Foreign treasury bills	23	62	-	85
Debt securities issued by foreign financial institutions	-	-	13	13
Corporate debt securities issued by Greek companies	-	38	-	38
Equity securities issued by Greek companies	6	-	-	6
Equity securities issued by foreign companies	-	6	-	6
Mutual fund units	8	-	-	8
Derivative assets	1	4,061	11	4,073
Available-for-sale securities	892	4,753	313	5,958
Greek government bonds	-	561	271	832
Debt securities issued by other governments and public sector entities	543	3,160	-	3,703
Greek treasury bills	-	470	-	470
Foreign treasury bills	-	221	-	221
Debt securities issued by companies incorporated in Greece	-	139	-	139
Debt securities issued by companies incorporated outside Greece	-	190	19	209
Equity securities issued by companies incorporated in Greece	57	3	-	60
Equity securities issued by companies incorporated outside Greece	8	9	23	40
Mutual Fund units	284	-	-	284
Other assets	205	102	-	307
Total Assets	1,254	10,912	337	12,503
Liabilities
Deposits at fair value(2)	-	2	-	2
Derivative liabilities	1	4,801	6	4,808
Long-term debt at fair value(1)	-	826	-	826
Total liabilities	1	5,629	6	5,636

(1)	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 24).
(2)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).
(3)	Information relating to restatement is disclosed in Note 43.

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2016				fair value
	(EUR in millions)
Assets
Trading assets	299	1,572	8	1,879
Debt securities issued by other governments and public sector entities	259	10	-	269
Greek treasury bills	-	1,492	-	1,492
Foreign treasury bills	18	47	-	65
Debt securities issued by foreign financial institutions	-	-	8	8
Corporate debt securities issued by Greek companies	-	23	-	23
Equity securities issued by Greek companies	13	-	-	13
Equity securities issued by foreign companies	1	-	-	1
Mutual fund units	8	-	-	8
Derivative assets	11	4,437	34	4,482
Available-for-sale securities	1,039	11,074	342	12,455
Greek government bonds	-	771	300	1,071
Debt securities issued by other governments and public sector entities	688	9,149	14	9,851
Greek treasury bills	-	516	-	516
Foreign treasury bills	-	243	-	243
Debt securities issued by companies incorporated in Greece	-	171	19	190
Debt securities issued by companies incorporated outside Greece	-	207	9	216
Equity securities issued by companies incorporated in Greece	56	1	-	57
Equity securities issued by companies incorporated outside Greece	7	16	-	23
Mutual Fund units	288	-	-	288
Other assets	173	117	-	290
Total Assets	1,522	17,200	384	19,106
Liabilities
Deposits at fair value(1)	-	527	-	527
Derivative liabilities	5	5,142	24	5,171
Total Liabilities	5	5,669	24	5,698
(1)	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).

Fair values For Discontinued Operations Measured At Fair Value On Recurring Basis Tables [Text Block]

The tables below, present the fair values for discontinued operations and long-lived assets held for sale and liabilities directly associated with long-lived assets held for sale, measured at fair value on a recurring basis
	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2015				fair value
	(EUR in millions)
Assets
Trading assets	25	321	-	346
Debt securities issued by other governments and public sector entities	21	238	-	259
Debt securities issued by foreign financial institutions	-	62	-	62
Corporate debt securities issued by foreign companies	-	21	-	21
Mutual fund units	4	-	-	4
Derivative assets	-	1,727	-	1,727
Available-for-sale securities	1,635	255	54	1,944
Debt securities issued by other governments and public sector entities	1,624	228	-	1,852
Foreign treasury bills	8	-	-	8
Debt securities issued by companies incorporated outside Greece	-	20	5	25
Equity securities issued by companies incorporated outside Greece	-	7	49	56
Mutual Fund units	3	-	-	3
Net Loans	-	-	18	18
Total Assets	1,660	2,303	72	4,035
Liabilities
Derivative liabilities	-	768	-	768
Total Liabilities	-	768	-	768

	Fair value measurement using
	Level 1	Level 2	Level 3	Total asset/
				liability at
At December 31, 2016				fair value
	(EUR in millions)
Assets
Trading assets	-	563	-	563
Debt securities issued by other governments and public sector entities	-	299	-	299
Debt securities issued by foreign financial institutions	-	239	-	239
Corporate debt securities issued by foreign companies	-	25	-	25
Available-for-sale securities	14	314	6	334
Debt securities issued by other governments and public sector entities	-	303	-	303
Foreign treasury bills	11	-	-	11
Debt securities issued by companies incorporated outside Greece	-	9	4	13
Equity securities issued by companies incorporated outside Greece	-	2	2	4
Mutual Fund units	3	-	-	3
Total Assets	14	877	6	897
Liabilities
Derivative liabilities	-	2	-	2
Total Liabilities	-	2	-	2

Fair Value Disclosures Reconciliation Of Level 3 Financial Instruments Tables [Text Block]

		2015
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into level 3	Transfer out of level 3	Balance at end of year

		(EUR in millions)
Trading assets	15	(1)	-	-	-	(1)	-	-	13
Debt securities issued by foreign financial institutions	15	(1)	-	-	-	(1)	-	-	13
Net Derivatives	23	(10)	-	1	-	2	11	(22)	5
Available-for-sale securities	255	(8)	44	-	-	(1)	23	-	313
Greek government bonds	236	(9)	44	-	-	-	-	-	271
Debt securities issued by companies incorporated in Greece	1	-	-	-	-	(1)	-	-	-
Debt securities issued by companies incorporated outside Greece	18	1	-	-	-	-	-	-	19
Equity securities issued by companies incorporated outside Greece	-	-	-	-	-	-	23	-	23
Other assets	11	-	-	-	-	(11)	-	-	-

	2016
	Balance at beginning of year	Gain/(losses) included in earnings	Gain/(losses) included in OCI	Purchases	Sales	Settlements	Transfer into level 3	Transfer out of level 3	Balance at end of year

Trading assets	13	(1)	-	-	(4)	-	-	-	8
Debt securities issued by foreign financial institutions	13	(1)	-	-	(4)	-	-	-	8
Net Derivatives	5	(21)	-	19	-	(1)	(16)	24	10
Available-for-sale securities	313	43	(11)	19	(36)	-	14	-	342
Greek government bonds	271	17	12	-	-	-	-	-	300
Debt securities issued by other governments and public sector entities (1)	-	-	-	-	-	-	14	-	14
Debt securities issued by companies incorporated in Greece	-	-	-	19	-	-	-	-	19
Debt securities issued by companies incorporated outside Greece	19	-	-	-	(10)	-	-	-	9
Equity securities issued by companies incorporated outside Greece	23	26	(23)	-	(26)	-	-	-	-
(1)	Debt securities issued by other governments and public sector entities transfer into level 3, include a specific debt security which following the tainting of the held-to-maturity portfolio during April 2016 (see Note 11 – Investment Securities) was reclassified to available-for-sale portfolio.

Quantitative Information About Level 3 Fair Value Measurement Disclosure [Text Block]

Quantitative Information about Level 3 Fair Value Measurements 2015
				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in millions)
ASSETS
Debt Securities
Trading debt securities issued by foreign financial institutions	13	Price Based	Price	23.51	100.87
Available-for-sale Greek Government bonds	271	Discounted Cash Flows	Credit Spread over 30 years	556 bps	556 bps
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece	19	Price Based	Price	93.76	100.37
Equity securities issued by companies incorporated outside Greece	31	Agreed Buyout Consideration	Share of proceeds calculation	n/a	n/a

Net Derivatives

Interest Rate Swaps	7	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	1000 bps	1000 bps
	1	Discounted Cash Flows	Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	67.79%	90.00%
	3	Discounted Cash Flows	FX pair correlation	-50.00%	94.64%
Other Derivatives	(4)	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	322 bps	505 bps

Quantitative Information about Level 3 Fair Value Measurements 2016
				Range of Inputs
Financial Instrument	Fair Value	Valuation Technique	Significant Unobservable Input	Low	High
	(EUR in millions)
ASSETS
Debt Securities
Trading debt securities issued by foreign financial institutions	8	Price Based	Price	101.24	101.24
Available-for-sale Greek Government bonds	300	Discounted Cash Flows	Credit Spread over 30 years	610 bps	610 bps
Debt securities issued by other governments and public sector entities	14	Discounted Cash Flows	Credit Spread	789 bps	789 bps
Available-for-sale Corporate debt securities issued by companies incorporated in Greece	19	Discounted Cash Flows	Credit Spread	450 bps	607 bps
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece	9	Price Based	Credit Spread	93.76	93.76
Net Derivatives

Interest Rate Swaps	6	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	1000bps	1000 bps
	(1)	Discounted Cash Flows	Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)	12.60%	99.30%
	4	Discounted Cash Flows	FX Pair Correlation	-50.00%	99.30%
Other Derivatives	16	Monte Carlo	Volatility of stock price	39.00%	39.00%
	(13)	Discounted Cash Flows - Internal Model for CVA/DVA	Credit Spread	70bps	70bps